Equity (Details)	Jun. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	4,270,903,023
Shares in treasury	268,104,557
Total issued shares	4,539,007,580
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	4,270,903,011
Shares in treasury	268,104,557
Total issued shares	4,539,007,568
Previ [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	397,799,856
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	397,799,856
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	289,063,618
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	289,063,618
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	973,210,529
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	973,210,529
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,297,692,482
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,297,692,482
Golden Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12